Schedule of reconciliation of profit for the year to net cash flows from operating activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of Profit For Year To Net Cash Flows From Operating Activities
Loss for the year	$ (4,314,231)	$ (1,941,033)	$ (3,891,586)
Non-cash items in operating profit
Depreciation of property, plant and equipment	98,913	124,799
Amortization of right of use assets	116,197	92,076
Amortization of intangible assets	1,462,174	1,227,809
Acquisition of intangible assets		(53,420)
Loss on disposal of intangible assets		29,314
Share based payments	1,518,553	408,738
R&D tax incentive and other rebates expected	443,283	(36,600)
Foreign exchange loss	(5,595)	3,485
Expected credit losses	370,869	272,236
Expiry of unvested performance rights		(1,047,436)
Operating cash flows before movements in working capital	4,004,394	1,021,001
(Increase)/decrease in trade and other receivables	138,898	(22,875)
(Increase)/decrease in prepayments and deposits	(164,299)	135,117
Increase/(decrease) in trade and other payables	(357,096)	(356,194)
Increase/(decrease) in provisions and accruals	(18,908)	55,653
Increase/(decrease) in deferred revenue	22,575	(4,571)
Cash generated from operations	(378,830)	(192,870)
Net cash used by operating activities	$ (688,667)	$ (1,112,902)	$ (2,260,971)